UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds
INTERNET TOLLKEEPER FUND SM Semiannual Report June 30, 2003
Long-term growth of capital through companies that are strategically positioned to benefit from the expansion of the Internet.

GOLDMAN SACHS INTERNET TOLLKEEPER FUND SM
What Differentiates Goldman Sachs Internet Tollkeeper Investment Process?
The Goldman Sachs Internet Tollkeeper Fund seeks to provide investors with a unique solution to investing in the Internet. The Fund invests in established growth companies that are strategically positioned to benefit long-term from the growth of the Internet by providing media/content, services, technology and improved business models to Internet companies and Internet users.
Goldman Sachs’ Growth Equity Investment Process
1 STOCK SELECTION
Buy the business: Make decisions with a view toward owning the business for decades to come
Buy high-quality growth businesses:
Long product life cycles
Brand names
Dominant market share
Recurring revenue stream
Buy at a discount to the business’ true value
2 PORTFOLIO CONSTRUCTION
Team Based: Input from each team member
Continuous Scrutiny: Daily review of market, industry and company developments
Low Turnover: A buy-and-hold strategy
RESULT
Growth stock portfolios that:
are strategically positioned for long-term growth
are style and capitalization-consistent
most investors would feel comfortable owning if the market closed for 10 years
This Strategy – Applied to the Internet:
Services Improved Business Models
Media/Content Technology
NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS INTERNET TOLLKEEPER FUND SM
Performance Overview
Dear Shareholder:
This report provides an overview on the performance of the Goldman Sachs Internet Tollkeeper Fund during the six-month reporting period that ended June 30, 2003.
Performance Review
During the six-month period that ended June 30, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 22.08%, 21.79%, 21.84%, 22.43%, and 22.18%, respectively. Over the same time period the Fund’s benchmarks, the Goldman Sachs Internet Index, Nasdaq Composite Index, and S&P 500 Index generated cumulative total returns of 65.70%, 21.51%, and 11.76%, respectively.
The U.S. markets remained volatile during the reporting period as investors continued to deal with a weak economic environment. During the first three months of the period, the equity markets languished in the face of geopolitical uncertainty. During the first quarter of 2003 the market was affected by factors such as the continued standoffs in Iraq and North Korea, rising oil prices, weak consumer confidence, and a difficult labor market. The uncertainty caused many businesses to delay spending on new investments. In March, coalition forces invaded Iraq, quickly toppling Saddam Hussein and his regime. Investors began taking a more positive view of the economy and its long-term prospects. In April, the U.S. markets rebounded sharply as consumer confidence reported its second largest monthly gain ever. In addition, the lowering of the terrorist threat level and falling oil prices contributed to the upbeat sentiment. Investors have been taking a more positive view of the economy and its prospects as corporate profits have been solid with many companies releasing better-than-expected earnings results.
Portfolio Positioning
The Fund invests primarily in established growth businesses within the media, telecommunications, technology, and Internet sectors.
Portfolio Highlights
Microsoft Corp. and QUALCOMM adversely impacted performance during the reporting period while EMC Corp., CheckFree Corp. and First Data Corp. contributed positively to the portfolio. EMC Corp., a leader in data storage continues to develop and possess premier storage products. The firm has reestablished its competitive lead in the industry through new product innovation. Despite this period of extremely low demand, EMC continues to execute well. CheckFree has a dominant market share position in EBPP (Electronic Bill Presentment and Payment) and could profit from more people using the Internet to pay their bills. First Data is the leader in money transfer, credit card processing, offline debit processing, check guarantee, check verification, and has the most number of merchants. The company recently announced it would acquire the transaction processing company Concord EFS, which should elevate First Data’s position in online debit (the fastest growing payment sector) as well as giving it access to over 125 million checking accounts.
QUALCOMM, the innovator of CDMA technology, negatively impacted performance as it recently reported that it has several weeks of excess inventory. In addition, there remains some uncertainty regarding subscriber growth in China and India. Finally, chip pricing has been weaker than expected. Despite the negative news, we remain committed to QUALCOMM.

GOLDMAN SACHS INTERNET TOLLKEEPER FUND SM
Several of the portfolio’s media businesses were strong contributors to performance during the period including Liberty Media Corp., EchoStar Communications Corp. and Crown Castle International Corp. We believe EchoStar is an attractive growth investment due to its excellent management, subscriber growth, recurring revenue stream business model, and competitive positioning. In its most recent quarterly earnings statement, EchoStar reported subscriber growth that exceeded analysts’ expectations. In addition, the company is on target to have robust free cash flow growth this year, which is important for a business that is looking to attain a consistently strong growth rate.
Clear Channel Communications, Inc. — Clear Channel Communications is a diversified media company with three business segments: radio broadcasting, outdoor advertising, and live entertainment. The firm was one of the biggest beneficiaries of an FCC ruling that helped to secure its dominant position in the radio industry. In their June 2nd decision, the FCC maintained its limits on ownership of local radio but replaced its definition of a market from one based on signal contours to one based on Arbitron’s geographic markets method. The new geographic market approach essentially tightens ownership limits in most markets and therefore restricts the potential combinations of radio stations going forward.
Cendant Corporation — Cendant is a consumer and business services company primarily operating in two broad segments: travel services and real estate services. Travel and lodging related companies rebounded in recent months as geopolitical tensions and the fear of SARS eased. In the second quarter, travel volumes reached pre-war levels and Cendant Corp. rallied with the travel industry as a whole. Cendant owns dominant franchises within its business segments and virtually all of its businesses are the number one or number two players in their respective industries.
Viacom, Inc. — Viacom benefited from strong advertising sales for its various networks. In our team’s frequent conversations with media buyers, we are constantly reminded that Viacom’s networks garner the most interest. In addition, fears that company President Mel Karmazin may depart are no longer weighing on the stock price as he recently agreed to stay with Viacom for the next three years.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs Growth Equity Management Team
July 14, 2003

GOLDMAN SACHS INTERNET TOLL KEEPER FUND SM
Fund Basics
as of June 30, 2003
Assets Under Management $441.5 Million
Number of Holdings 35
NASDAQ SYMBOLS
Class A Shares GITAX
Class B Shares GITBX
Class C Shares GITCX
Institutional Shares GITIX
Service Shares GITSX
PERFORMANCE REVIEW
January 1, 2003– Fund Total Return S&P 500 NASDAQ Goldman Sachs June 30, 2003 (based on NAV)1 Index2 Composite Index2 Internet Index2
Class A 22.08% 11.76% 21.51% 65.70% Class B 21.79 11.76 21.51 65.70 Class C 21.84 11.76 21.51 65.70 Institutional 22.43 11.76 21.51 65.70 Service 22.18 11.76 21.51 65.70
1 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
2 The Indexes are unmanaged and do not reflect any fees or expenses. The S&P 500 and NASDAQ Composite Indexes reflect the reinvestment of dividends.
STANDARDIZED TOTAL RETURNS 3
For the period ended 6/30/03 Class A Class B Class C Institutional Service
One Year 10.98% 11.80% 15.60% 18.06% 17.51% Since Inception3 -14.23 -14.27 -13.61 -12.58 -13.01 (10/1/99)
3 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
TOP 10 HOLDINGS AS OF 6/30/03 4
Holding % of Total Net Assets Line of Business
Crown Castle International Corp. 7.9% Wireless Viacom, Inc. 5.9 Media Microsoft Corp. 5.3 Computer Software Cablevision Systems Corp. 5.2 Media EMC Corp. 5.0 Computer Hardware Dell Computer Corp. 4.9 Computer Hardware Cendant Corp. 4.9 Hotel First Data Corp. 4.4 Information Services Univision Communications, Inc. 4.2 Media Clear Channel Communications, Inc. 4.1 Media
4 The top 10 holdings may not be representative of the Fund’s future investments.

 GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

Statement of Investments
June 30, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 98.8%

Computer Hardware – 14.7%
238,250	Avocent Corp.*	$7,130,823
820,900	Cisco Systems, Inc.*	13,700,821
683,200	Dell Computer Corp.*	21,835,072
2,102,800	EMC Corp.*	22,016,316

		64,683,032

Computer Software – 11.0%
110,800	Electronic Arts, Inc.*	8,198,092
144,070	Intuit, Inc.*	6,415,437
910,540	Microsoft Corp.	23,318,929
262,890	Sabre Holdings Corp.	6,480,239
97,700	Symantec Corp.*	4,285,122

		48,697,819

Hotel – 4.9%
1,179,000	Cendant Corp.*	21,599,280

Industrial Parts – 1.4%
133,500	W.W. Grainger, Inc.	6,242,460

Information Services – 8.1%
264,090	CheckFree Corp.*	7,352,266
463,060	First Data Corp.	19,189,206
180,460	Iron Mountain, Inc.*	6,693,261
91,300	SunGard Data Systems, Inc.*	2,365,583

		35,600,316

Media – 34.0%
746,050	AOL Time Warner, Inc.*	12,003,945
1,107,887	Cablevision Systems Corp.*	22,999,734
425,334	Clear Channel Communications, Inc.*	18,029,908
420,400	Cox Communications, Inc.*	13,410,760
216,300	EchoStar Communications Corp.*	7,488,306
1,170,400	Liberty Media Corp.*	13,529,824
455,310	Metro-Goldwyn-Mayer, Inc.*	5,654,950
610,900	Univision Communications, Inc.*	18,571,360
597,421	Viacom, Inc. Class B*	26,083,401
363,550	Westwood One, Inc.*	12,335,251

		150,107,439

Publishing – 1.0%
51,500	The E.W. Scripps Co.	4,569,080

Security/Asset Management – 3.2%
1,417,750	The Charles Schwab Corp.	14,305,098

Semiconductors – 9.1%
422,480	Integrated Circuit Systems, Inc.*	13,278,546
476,900	Intel Corp.	9,911,890
723,200	Texas Instruments, Inc.	12,728,320
159,300	Xilinx, Inc.*	4,031,883

		39,950,639

Telecommunications Equipment – 2.8%
343,300	QUALCOMM, Inc.	12,272,975

Truck Freight – 0.7%
90,700	C.H. Robinson Worldwide, Inc.	3,225,292

Wireless — 7.9%
4,509,030	Crown Castle International Corp.*	35,035,163

TOTAL COMMON STOCKS
(Cost $581,698,576)		$436,288,593

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 1.5%

Joint Repurchase Agreement AccountII^
$6,400,000	1.25%	07/01/2003	$6,400,000
Maturity Value: $6,400,222

TOTAL REPURCHASE AGREEMENT
(Cost $6,400,000)			$6,400,000

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL
(Cost $588,098,576)			$442,688,593

Shares	Description	Value
Securities Lending Collateral – 9.3%

41,375,600	Boston Global Investment Trust – Enhanced Portfolio	$41,375,600

TOTAL SECURITIES LENDING COLLATERAL
(Cost $41,375,600)		$41,375,600

TOTAL INVESTMENTS
(Cost $629,474,176)		$484,064,193

*	Non-income producing security.

^	Joint repurchase agreement was entered into on June 30, 2003.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

4      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

Assets:

Investment in securities, at value (identified cost $588,098,576)	$442,688,593
Securities lending collateral, at value (which approximates cost)	41,375,600
Cash	84,536
Receivables:
Investment securities sold	1,250,758
Fund shares sold	403,326
Reimbursement from investment adviser	20,775
Dividends	14,107
Securities lending income	3,213
Other assets	15,089

Total assets	485,855,997

Liabilities:

Payables:
Payable upon return of securities loaned	41,375,600
Investment securities purchased	1,375,906
Fund shares repurchased	643,253
Amounts owed to affiliates	687,502
Accrued expenses	239,858

Total liabilities	44,322,119

Net Assets:

Paid-in capital	1,970,786,747
Accumulated net investment loss	(3,573,664)
Accumulated net realized loss on investment transactions	(1,380,269,222)
Net unrealized loss on investments	(145,409,983)

NET ASSETS	$441,533,878

Net asset value, offering and redemption price per share:(a)
Class A	$5.86
Class B	$5.70
Class C	$5.69
Institutional	$5.95
Service	$5.84

Shares outstanding:
Class A	27,337,034
Class B	30,669,204
Class C	14,858,515
Institutional	3,687,970
Service	7,623

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	76,560,346

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $6.20. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.       5

 GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

Investment income:

Dividends	$264,721
Interest (including securities lending income of $22,046)	52,158

Total income	$316,879

Expenses:

Management fees	2,022,011
Distribution and Service fees(a)	1,366,854
Transfer Agent fees(b)	370,492
Printing fees	74,483
Custody and accounting fees	54,165
Registration fees	20,974
Professional fees	19,255
Trustee fees	5,346
Service Share fees	138
Other	93,218

Total expenses	4,026,936

Less — expense reductions	(136,393)

Net expenses	3,890,543

NET INVESTMENT LOSS	(3,573,664)

Realized and unrealized gain (loss) on investment transactions:

Net realized loss from investment transactions	(45,879,868)
Net change in unrealized loss on investments	131,496,176

Net realized and unrealized gain on investment transactions	85,616,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,042,644

(a)	Class A, Class B and Class C Shares had Distribution and Service fees of $187,963, $794,258 and $384,633, respectively.
(b)	Class A, Class B, Class C, Institutional Class and Service Class Shares had Transfer Agent fees of $142,852, $150,909, $73,080, $3,640 and $11, respectively.

6      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	June 30, 2003 (Unaudited)	December 31, 2002

From operations:

Net investment loss	$(3,573,664)	$(10,265,770)
Net realized loss on investment transactions	(45,879,868)	(437,682,479)
Net change in unrealized loss on investments	131,496,176	117,815,678

Net increase (decrease) in net assets resulting from operations	82,042,644	(330,132,571)

From share transactions:

Proceeds from sales of shares	60,324,663	80,281,466
Cost of shares repurchased	(92,898,710)	(259,091,625)

Net decrease in net assets resulting from share transactions	(32,574,047)	(178,810,159)

TOTAL INCREASE (DECREASE)	49,468,597	(508,942,730)

Net assets:

Beginning of period	392,065,281	901,008,011

End of period	$441,533,878	$392,065,281

Accumulated net investment loss	$(3,573,664)	$—

The accompanying notes are an integral part of these financial statements.       7

 GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

Notes to Financial Statements
June 30, 2002 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs Internet Tollkeeper Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the Nasdaq system are valued daily at their last sale price or official closing on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the closing bid price. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available, are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Securities Transactions and Investment Income — Securities transactions are recorded as of the trade date. Realized gains and losses on sales of investments are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes and reclaims where applicable. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust which do not specifically relate to an individual fund of the Trust are allocated to the funds on a straight-line or pro-rata basis depending upon the nature of the expense.

     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and Service Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees. Shareholders of Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans.

D. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

E. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodian under triparty repurchase agreements.

GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Segregation Transactions — The Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets equal to or greater than the market value of the corresponding transactions.

3. AGREEMENTS

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed at the end of April 2003, Goldman Sachs Asset Management, L.P. (“GSAM”), and assumed Goldman, Sachs & Co.’s (“Goldman Sachs”) investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. The fees payable under the Agreement, and the personnel who manage the Fund, did not change as a result of GSAM’s assumption of responsibilities. Under the Agreement GSAM manages the fund’s portfolio, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee, calculated daily and payable monthly, at an annual rate equal to 1.00% of the average daily net assets of the Fund.

     GSAM has voluntarily agreed to limit “Other Expenses” for the Fund (excluding Management fees, Service Share fees, Distribution and Service fees, Transfer Agent fees and expenses, litigation and indemnification costs, taxes, interest, brokerage commissions, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed 0.06% (rounded) of the average daily net assets of the Fund. For the six months ended June 30, 2003, the adviser reimbursed approximately $136,200. In addition, the Fund has entered into certain expense offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended June 30, 2003, the custody fees were reduced by approximately $200 under such arrangements.

     Goldman Sachs serves as the Distributor of shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2003, Goldman Sachs has advised the Fund that it retained approximately $12,000, $1,000 and $200, respectively, for Class A, Class B and Class C Shares.

     The Trust, on behalf of the Fund has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B or Class C Shares.

     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively (on an annualized basis), of the average daily net asset value of the Service Shares.

     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. Fees charged for such Transfer Agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

     At June 30, 2003, the amounts the Fund owed to affiliates were approximately $370,000, $251,000 and $67,000 for Management, Distribution and Service and Transfer Agent fees, respectively.

 GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments) for the six months ended June 30, 2003, were $56,949,025 and $97,649,688, respectively.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with the other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended June 30, 2003 is reported parenthetically on the Statement of Operations. A portion of this amount, $10,730, represents compensation earned by the Fund from lending its securities to Goldman Sachs. For the six months ended June 30, 2003, BGA earned fees of approximately $4,000 as securities lending agent for the Fund. At June 30, 2003, the Fund loaned securities having a market value of $39,222,952 collateralized by cash in the amount of $41,375,600, which was invested in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware Statutory Trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. At June 30, 2003, the amount payable to Goldman Sachs upon return of securities loaned is $20,494,400.

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2003, the Fund did not have any borrowings under this facility.

7. JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, together with other registered investment companies having management agreements with GSAM or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

7. JOINT REPURCHASE AGREEMENT ACCOUNT (continued)

     At June 30, 2003, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $6,400,000 in principal amount. At June 30, 2003, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$700,000,000	1.25%	07/01/2003	$700,024,305

Barclays Capital PLC	500,000,000	1.20	07/01/2003	500,016,667

Bear Stearns Companies, Inc.	300,000,000	1.25	07/01/2003	300,010,417

Credit Suisse First Boston Corp.	200,000,000	1.25	07/01/2003	200,006,944

Deutsche Bank Securities, Inc.	350,000,000	1.20	07/01/2003	350,011,667

Greenwich Capital Markets	350,000,000	1.25	07/01/2003	350,012,153

J.P. Morgan Chase & Co., Inc.	750,000,000	1.20	07/01/2003	750,025,000

Morgan Stanley	500,000,000	1.40	07/01/2003	500,019,444

UBS LLC	850,000,000	1.23	07/01/2003	850,029,042

Westdeutsche Landesbank AG	600,000,000	1.25	07/01/2003	600,020,833

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$5,100,000,000			$5,100,176,472

 GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

8. ADDITIONAL TAX INFORMATION

As of the most recent fiscal year ended December 31, 2002, the Funds’ capital loss carryforward and certain timing differences on a tax basis were as follows:

Timing differences (post October losses)	(17,099,229)

Capital loss carryforward	(1,289,165,036)

Capital loss carryforward years of expiration	2009-2010

At June 30, 2003, the Fund’s aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes was as follows (using prior year tax information):

Tax Cost	$616,223,665
Gross unrealized gain	48,930,749
Gross unrealized loss	(222,465,821)

Net unrealized security gain (loss)	$(173,535,072)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the timing of recognizing gains on appreciated stock for tax purposes pursuant to the Taxpayer Relief Act of 1997.

GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended		For the Year Ended
	June 30, 2003 (Unaudited)		December 31, 2002

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	8,981,973	$45,847,938	10,590,558	$58,301,736
Shares repurchased	(12,308,114)	(63,814,631)	(21,101,430)	(118,648,078)

	(3,326,141)	(17,966,693)	(10,510,872)	(60,346,342)

Class B Shares
Shares sold	712,377	3,722,809	1,133,636	6,742,430
Shares repurchased	(3,008,929)	(14,970,106)	(12,579,664)	(67,290,403)

	(2,296,552)	(11,247,297)	(11,446,028)	(60,547,973)

Class C Shares
Shares sold	1,430,482	7,029,105	2,076,295	10,547,473
Shares repurchased	(2,572,375)	(12,621,373)	(8,464,799)	(45,013,733)

	(1,141,893)	(5,592,268)	(6,388,504)	(34,466,260)

Institutional Shares
Shares sold	684,812	3,723,942	936,875	4,687,815
Shares repurchased	(272,031)	(1,452,420)	(4,681,064)	(27,998,086)

	412,781	2,271,522	(3,744,189)	(23,310,271)

Service Shares
Shares sold	190	869	301	2,012
Shares repurchased	(8,022)	(40,180)	(23,943)	(141,325)

	(7,832)	(39,311)	(23,642)	(139,313)

NET DECREASE	(6,359,637)	$(32,574,047)	(32,113,235)	$(178,810,159)

 GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
	Net asset				Distributions	Net asset
	value,	Net	Net realized	Total from	to shareholders	value,
	beginning	investment	and unrealized	investment	from net	end of
	of period	loss(c)	gain (loss)	operations	realized gains	period

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2002 - Class A Shares	$4.80	$(0.03)	$1.09	$1.06	$—	$5.86
2002 - Class B Shares	4.68	(0.05)	1.07	1.02	—	5.70
2002 - Class C Shares	4.67	(0.05)	1.07	1.02	—	5.69
2002 - Institutional Shares	4.86	(0.02)	1.11	1.09	—	5.95
2002 - Service Shares	4.78	(0.04)	1.10	1.06	—	5.84
FOR THE YEARS ENDED DECEMBER 31,

2002 - Class A Shares	7.91	(0.08)	(3.03)	(3.11)	—	4.80
2002 - Class B Shares	7.77	(0.12)	(2.97)	(3.09)	—	4.68
2002 - Class C Shares	7.77	(0.12)	(2.98)	(3.10)	—	4.67
2002 - Institutional Shares	7.98	(0.06)	(3.06)	(3.12)	—	4.86
2002 - Service Shares	7.89	(0.09)	(3.02)	(3.11)	—	4.78

2001 - Class A Shares	11.90	(0.13)	(3.86)	(3.99)	—	7.91
2001 - Class B Shares	11.79	(0.20)	(3.82)	(4.02)	—	7.77
2001 - Class C Shares	11.78	(0.20)	(3.81)	(4.01)	—	7.77
2001 - Institutional Shares	11.97	(0.09)	(3.90)	(3.99)	—	7.98
2001 - Service Shares	11.88	(0.13)	(3.86)	(3.99)	—	7.89

2000 - Class A Shares	19.25	(0.20)	(6.94)	(7.14)	(0.21)	11.90
2000 - Class B Shares	19.20	(0.33)	(6.87)	(7.20)	(0.21)	11.79
2000 - Class C Shares	19.19	(0.33)	(6.87)	(7.20)	(0.21)	11.78
2000 - Institutional Shares	19.25	(0.13)	(6.94)	(7.07)	(0.21)	11.97
2000 - Service Shares	19.23	(0.21)	(6.93)	(7.14)	(0.21)	11.88
FOR THE PERIOD ENDED DECEMBER 31,

1999 - Class A Shares (commenced October 1)	10.00	(0.05)	9.30	9.25	—	19.25
1999 - Class B Shares (commenced October 1)	10.00	(0.08)	9.28	9.20	—	19.20
1999 - Class C Shares (commenced October 1)	10.00	(0.08)	9.27	9.19	—	19.19
1999 - Institutional Shares (commenced October 1)	10.00	(0.03)	9.28	9.25	—	19.25
1999 - Service Shares (commenced October 1)	10.00	(0.05)	9.28	9.23	—	19.23

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM

						Ratios assuming no
						expense reductions

	Net assets			Ratio of				Ratio of
	at end of	Ratio of		net investment		Ratio of		net investment		Portfolio
Total	period	net expenses to		loss to		expenses to		loss to		turnover
return(a)	(in 000s)	average net assets		average net assets		average net assets		average net assets		rate

22.08%	$160,232	1.50	%(b)	(1.35	)%(b)	1.57	%(b)	(1.42	)%(b)	14%
21.79	174,744	2.25	(b)	(2.10	)(b)	2.32	(b)	(2.17	)(b)	14
21.84	84,560	2.25	(b)	(2.10	)(b)	2.32	(b)	(2.17	)(b)	14
22.43	21,953	1.10	(b)	(0.95	)(b)	1.17	(b)	(1.02	)(b)	14
22.18	45	1.60	(b)	(1.43	)(b)	1.67	(b)	(1.50	)(b)	14

(39.32)	147,055	1.51		(1.46)		1.56		(1.51)		28
(39.77)	154,251	2.26		(2.21)		2.31		(2.26)		28
(39.90)	74,765	2.26		(2.21)		2.31		(2.26)		28
(39.10)	15,920	1.11		(1.06)		1.16		(1.11)		28
(39.42)	74	1.61		(1.56)		1.66		(1.61)		28

(33.53)	325,639	1.50		(1.37)		1.50		(1.37)		24
(34.10)	345,170	2.25		(2.12)		2.25		(2.12)		24
(34.04)	173,860	2.25		(2.12)		2.25		(2.12)		24
(33.33)	56,030	1.10		(0.97)		1.10		(0.97)		24
(33.59)	309	1.60		(1.40)		1.60		(1.40)		24

(37.24)	664,994	1.50		(1.13)		1.50		(1.13)		82
(37.65)	621,790	2.25		(1.88)		2.25		(1.88)		82
(37.67)	339,431	2.25		(1.88)		2.25		(1.88)		82
(36.88)	104,631	1.10		(0.74)		1.10		(0.74)		82
(37.28)	566	1.60		(1.29)		1.60		(1.29)		82

92.50	575,535	1.50	(b)	(1.29	)(b)	1.79	(b)	(1.58	)(b)	16
92.00	537,282	2.25	(b)	(2.04	)(b)	2.54	(b)	(2.33	)(b)	16
91.90	329,135	2.25	(b)	(2.05	)(b)	2.54	(b)	(2.34	)(b)	16
92.50	68,275	1.10	(b)	(0.88	)(b)	1.39	(b)	(1.17	)(b)	16
92.30	53	1.60	(b)	(1.35	)(b)	1.89	(b)	(1.64	)(b)	16

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FUNDS PROFILE
Goldman Sachs Funds
THE GOLDMAN SACHS ADVANTAGE
Our goal is to deliver:
Strong, Consistent Investment Results
Global Resources and Global Research Team Approach Disciplined Processes
Innovative, Value-Added Investment Products
Thoughtful Solutions Risk Management
Outstanding Client Service
Dedicated Service Teams Excellence and Integrity
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, Goldman Sachs Asset Management, L.P. and other units of the Investment Management Division of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $335.8 billion in assets under management as of June 30, 2003 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.
INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS SPECIALTY
International Equity Funds Asia Growth Fund Emerging Markets Equity Fund International Growth Opportunities Fund Japanese Equity Fund European Equity Fund International Equity Fund CORESM International Equity Fund
Domestic Equity Funds Small Cap Value Fund CORESM Small Cap Equity Fund Mid Cap Value Fund Concentrated Growth Fund Growth Opportunities Fund Research Select FundSM Strategic Growth Fund Capital Growth Fund Large Cap Value Fund Growth and Income Fund CORESM Large Cap Growth Fund CORESM Large Cap Value Fund CORESM U.S. Equity Fund
Specialty Funds Internet Tollkeeper FundSM CORE SM Tax-Managed Equity Fund Real Estate Securities Fund
Asset Allocation Funds Balanced Fund Asset Allocation Portfolios
Fixed Income Funds High Yield Fund High Yield Municipal Fund Global Income Fund Core Fixed Income Fund Municipal Income Fund Government Income Fund Short Duration Tax-Free Fund Short Duration Government Fund Ultra-Short Duration Government Fund Enhanced Income Fund
Money Market Funds1
1 An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Goldman Sachs Research Select FundSM, Internet Tollkeeper FundSM and CORESM are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005
TRUSTEES OFFICERS Ashok N. Bakhru, Chairman Kaysie P. Uniacke, President Gary D. Black James A. Fitzpatrick, Vice President Patrick T. Harker James A. McNamara, Vice President James A. McNamara John M. Perlowski, Treasurer Mary Patterson McPherson Howard B. Surloff, Secretary Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke
GOLDMAN, SACHS & CO. GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser
Visit our internet address: www.gs.com/funds
The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.
Holdings are as of June 30, 2003 and are subject to change in the future. Fund holdings of stocks or bonds should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.
The Fund’s participation in the initial public offering (IPO) market during its initial start-up phase may have had a magnified impact on the Fund’s performance because of its relatively small asset base at start-up. As the Fund’s assets grow, it is probable that the effect of IPO investments on the Fund’s performance will not be as significant.
The Fund is subject to greater risk of loss as a result of adverse economic business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price.
The Fund invests in “Internet Tollkeeper” companies, and its net asset value may fluctuate substantially over time. Because the Fund concentrates its investments in Internet Tollkeeper companies, the Fund’s performance may be substantially different from the returns of the broader stock market and of “pure” Internet funds. Past performance is not an indication of future returns and, depending on the timing of your investment, you may lose money even if the Fund’s past returns have been positive.
Goldman, Sachs & Co. is the distributor of the Fund.
Goldman Sachs Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.

(a)	Not applicable to semi-annual reports for the period ended June 30, 2003.

(a)(2) (b)	Exhibit 99.CERT Exhibit 99.906CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Attached here to

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	August 14, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	August 14, 2003

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer of
Goldman Sachs Trust

Date:	August 14, 2003